RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Pursuant to the terms of these agreements, summarized below are the related party costs incurred by the Company for the year ended December 31, 2016 and for the period May 14, 2015 to December 31, 2015 and any related amounts payable as of December 31, 2016 and December 31, 2015:

				For the period May 14,
	Year ended December 31, 2016			2015 to December 31, 2015
	Incurred	Receivable	Payable	Incurred	Payable
Expensed
Acquisition fees (1)	$474,121	$-	$-	$-	$-
Asset management fees (1)(4)	116,952	-	29,577	-	-
Expense reimbursements from Sponsor	(951,601)	79,862	-	-	-
Waiver of asset management fees (4)	(27,501)	-	-	-	-
Capitalized
Acquisition fees	505,608	-	274,200	-	-
Additional paid-in-capital
Reimbursable organizational and offering expenses (3)	731,315	-	79,645	6,000	6,000
Other
Costs advanced by Sponsor (2)	-	-	-	1,000	1,000
Costs reimbursable from Rich Uncles REIT I (5)	28,571	28,571	-
	$877,465	$108,433	$383,422	$7,000	$7,000

(1)	Included in fees to affiliates in the accompanying consolidated statements of operations.
(2)	The Sponsor advanced $1,000 to the Company related to the opening of a bank account, which is reflected in “Due to affiliates” on the consolidated balance sheet.
(3)
As of December 31, 2016, the Sponsor had incurred $1,881,958 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering costs to the extent of 3% of gross offering proceeds. The payable related to this obligation at December 31, 2016 is reflected in “Due to affiliates” on the consolidated balance sheets.

(4)
To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets.  For the year December 31, 2016, the Advisor deferred and waived $27,501 of asset management fees, which will not subject to future recoupment by the Advisor.

(5)
The Company incurred $28,571 of costs in conjunction with due diligence for a property acquisition which are owed to the Company from Rich Uncles REIT I as of December 31, 2016 and reflected in “Due from affiliates” on the consolidated balance sheet.